Selected Quarterly Financial Data - Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues:
Revenues					$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
Purchased transportation costs:
Purchased transportation costs					747,101	821,161	853,962	788,128	3,020,988	3,210,352	2,994,302
Operating income/(loss):
Operating income/(loss)	(107,545)	22,680	33,030	23,540	21,855	48,281	39,741	18,793	(28,295)	128,670	122,716
Provision for income taxes:
Provision for income taxes	27,992	7,378	10,047	6,474	6,185	13,971	11,259	4,235	51,891	35,650	33,229
Net income/(loss) attributable to UTi Worldwide Inc.:
Net income/(loss) attributable to UTi Worldwide Inc.	(142,823)	10,548	18,883	12,886	12,381	28,536	22,873	8,743	(100,506)	72,533	69,903
Basic earnings/(loss) per share:
Basic earnings/(loss) per share	$ (1.38)	$ 0.10	$ 0.18	$ 0.13	$ 0.12	$ 0.28	$ 0.22	$ 0.09	$ (0.97)	$ 0.71	$ 0.70
Diluted earnings/(loss) per share:
Diluted earnings/(loss) per share	$ (1.38)	$ 0.10	$ 0.18	$ 0.12	$ 0.12	$ 0.28	$ 0.22	$ 0.08	$ (0.97)	$ 0.70	$ 0.68
Other comprehensive (loss)/income attributable to UTi Worldwide Inc.:
Other comprehensive (loss)/income attributable to UTi Worldwide Inc.	(9,289)	(2,152)	(24,856)	(68)	(11,651)	(42,842)	(9,369)	42,995	(36,365)	(20,867)
As presented [Member]
Revenues:
Revenues	1,099,255	1,128,866	1,155,788	1,148,283					4,532,192
Purchased transportation costs:
Purchased transportation costs	728,162	725,264	749,717	742,516					2,945,659
As corrected [Member]
Revenues:
Revenues	1,099,255	1,156,679	1,182,930	1,168,657					4,607,521
Purchased transportation costs:
Purchased transportation costs	$ 728,162	$ 753,077	$ 776,859	$ 762,890					$ 3,020,988